UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1	–	Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Chemicals – 0.0%
GEO Specialty Chemicals, Inc. (a)(b)		39,151	$17,226
Wellman Holdings, Inc. (a)		3,000	9,750

			26,976
Paper & Forest Products – 0.0%
Ainsworth Lumber Co. Ltd. (a)(b)		268,109	268,122
Total Common Stocks – 0.0%			295,098

Corporate Bonds	Par (000)		Value
Aerospace & Defense – 0.3%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	USD	2,237	2,237,400
Airlines – 0.2%
Air Canada, 9.25%, 8/01/15 (b)		860	782,600
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		814	781,440

			1,564,040
Chemicals – 0.2%
Lyondell Chemical Co., 11.00%, 5/01/18		824	887,336
LyondellBasell Industries NV, 6.00%, 11/15/21 (b)		265	270,300

			1,157,636
Commercial Banks – 1.1%
CIT Group, Inc.:
7.00%, 5/01/15		1,010	1,010,000
7.00%, 5/01/16		990	979,605
7.00%, 5/01/17		5,259	5,206,149
7.00%, 5/02/17 (b)		900	886,500

			8,082,254
Commercial Services & Supplies – 0.0%
ARAMARK Corp., 3.93%, 2/01/15 (c)		395	372,287
Containers & Packaging – 0.3%
Ball Corp., 5.75%, 5/15/21		1,065	1,086,300
Berry Plastics Corp., 8.25%, 11/15/15		970	1,028,200
Graphic Packaging International, Inc., 9.50%, 6/15/17		335	365,150

			2,479,650
Diversified Financial Services – 2.0%
Ally Financial, Inc., 2.53%, 12/01/14 (c)		5,475	4,765,796
FCE Bank Plc, 4.75%, 1/19/15	EUR	1,000	1,289,958
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	USD	5,425	5,594,531

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.13%, 4/15/19 (b)	USD 1,615	$1,578,663
7.88%, 8/15/19 (b)	800	804,000
6.88%, 2/15/21 (b)	430	410,650

		14,443,598
Diversified Telecommunication Services – 0.6%
ITC Deltacom, Inc., 10.50%, 4/01/16	720	742,500
Qwest Communications International, Inc.:
Series B, 7.50%, 2/15/14	748	752,675
8.00%, 10/01/15	2,425	2,588,687

		4,083,862
Electric Utilities – 1.4%
Energy Future Holdings Corp., 10.00%, 1/15/20	2,100	2,152,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	7,400	7,622,000
Ipalco Enterprises, Inc., 7.25%, 4/01/16 (b)	300	315,000

		10,089,500
Health Care Providers & Services – 0.9%
HCA, Inc.:
6.50%, 2/15/20	2,000	1,990,000
7.25%, 9/15/20	1,695	1,741,613
7.50%, 2/15/22	1,755	1,728,675
Tenet Healthcare Corp., 6.25%, 11/01/18 (b)	1,180	1,162,300

		6,622,588
Hotels, Restaurants & Leisure – 0.6%
MGM Resorts International:
10.38%, 5/15/14	2,410	2,699,200
11.13%, 11/15/17	1,305	1,459,969

		4,159,169
Household Durables – 0.4%
Beazer Homes USA, Inc., 12.00%, 10/15/17	2,700	2,808,000
Independent Power Producers & Energy Traders – 1.1%
Calpine Corp., 7.25%, 10/15/17 (b)	7,775	7,930,500
Media – 1.5%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	3,200	3,688,000
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	885	927,038
Series B, 9.25%, 12/15/17	4,450	4,683,625

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names	AKA	Also known as	GBP	British Pound
and descriptions of many of the securities have been abbreviated according to the	EUR	Euro	USD	US Dollar
following list:	FKA	Formerly known as

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17 (b)	USD 2,000	$2,065,000

		11,363,663
Oil, Gas & Consumable Fuels – 0.6%
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/01/15 (b)	664	707,160
Peabody Energy Corp., 6.00%, 11/15/18 (b)	3,885	3,880,144

		4,587,304
Pharmaceuticals – 0.5%
Omnicare, Inc., 7.75%, 6/01/20	1,625	1,712,344
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)	2,435	2,355,862

		4,068,206
Software – 0.1%
First Data Corp., 7.38%, 6/15/19 (b)	1,155	1,085,700
Wireless Telecommunication Services – 0.8%
Cricket Communications, Inc., 7.75%, 5/15/16	3,850	3,840,375
Sprint Nextel Corp., 9.00%, 11/15/18 (b)	1,830	1,843,725

		5,684,100
Total Corporate Bonds – 12.6%		92,819,457

Floating Rate Loan Interests (c)	Par (000)	Value
Advertising – 0.6%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/09/16	4,613	4,206,015
Aerospace & Defense – 2.2%
Sequa Corp.:
Term Loan, 3.63% - 3.70%, 12/03/14	8,555	8,242,840
Tranche 1 2011 New Term Loan, 7.00%, 12/03/14	2,025	2,019,938
The SI Organization, Inc., New Tranche B Term Loan, 4.50%, 11/22/16	1,353	1,291,964
TransDigm, Inc., Term Loan (First Lien), 4.00%, 2/14/17	3,146	3,112,974
Wesco Aircraft Hardware Corp., Tranche B Term Loan, 4.25%, 4/07/17	1,262	1,260,396

		15,928,112
Airlines – 0.8%
AWAS Finance Luxembourg S.à r.l., Term Loan B, 5.25%, 6/10/16	2,351	2,323,498
Delta Air Lines, Inc., Term Loan 2011, 5.50%, 4/20/17	4,065	3,867,669

		6,191,167
Auto Components – 1.6%
Allison Transmission, Inc., Term Loan, 2.75%, 8/07/14	5,600	5,395,572
Federal-Mogul Corp.:
Tranche B Term Loan, 2.19% - 2.20%, 12/29/14	1,271	1,173,330
Tranche C Term Loan, 2.19% - 2.20%, 12/28/15	648	598,638

Floating Rate Loan Interests (c)	Par (000)		Value
Auto Components (concluded)
Fram Group Holdings, Inc./Prestone Holdings, Inc., Term Loan (First Lien), 6.50%, 7/29/17	USD	3,250	$3,246,977
UCI International, Inc. (United Components), Term Loan, 5.50%, 7/26/17		1,414	1,413,436

			11,827,953
Automobiles – 0.7%
KAR Auction Services, Inc., Term Loan, 5.00%, 5/19/17		5,136	5,065,477
Biotechnology – 0.3%
Grifols, Inc., U.S. Tranche B Term Loan, 6.00%, 6/01/17		2,434	2,425,146
Building Products – 2.3%
Armstrong World Industries, Inc., Term Loan B-1, 4.00%, 3/10/18		2,611	2,578,734
Goodman Global, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16		7,312	7,287,585
Tronox Worldwide LLC, Term Loan (Exit), 7.00%, 10/21/15		6,848	6,837,567

			16,703,886
Capital Markets – 0.2%
American Capital, Ltd. (FKA American Capital Strategies, Ltd.), Loan, 7.50%, 12/31/13		1,263	1,256,880
Chemicals – 3.7%
Ashland, Inc., Term B Loan, 3.75%, 8/23/18		2,100	2,101,323
AZ Chem U.S., Inc., New Term Loan, 5.50%, 11/21/16		137	136,899
Chemtura Corp., Term Facility, 5.50%, 8/29/16		3,425	3,420,719
CPG International I, Inc., Term Loan, 6.00%, 2/18/17		4,342	4,059,945
General Chemical Corp., New Tranche B Term Loan, 5.00% - 5.75%, 10/06/15		3,691	3,641,337
Momentive Performance Materials (FKA Blitz 06-103 GMBH):
Tranche B-1B Term Loan, 3.81%, 5/05/15		1,010	958,331
Tranche B-2B Term Loan, 4.70%, 5/05/15	EUR	764	951,356
PolyOne Corp., Loan, 5.00%, 12/20/17	USD	1,175	1,173,531
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.51% - 3.68%, 7/30/14		4,149	3,889,524
Styron S.à r.l., Term Loan, 6.00%, 8/02/17		3,956	3,403,077
Univar, Inc., Term B Loan, 5.00%, 6/30/17		3,783	3,646,600

			27,382,642
Commercial Services & Supplies – 6.9%
Acosta, Inc., Term B Loan, 4.75%, 3/01/18		3,147	3,044,873
Altegrity, Inc (FKA U.S. Investigations Services, Inc.):
Term Loan, 3.00%, 2/21/15		796	740,080
Tranche D Term Loan, 7.75%, 2/21/15		2,059	2,048,563
ARAMARK Corp.:
LC-1 Facility, 0.12% - 2.03%, 1/26/14		10	9,890
LC-2 Facility, 0.12% - 3.40%, 7/26/16		25	24,004
U.S. Term B Loan (Extending), 3.62%, 7/26/16		375	364,996

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Commercial Services & Supplies (concluded)
U.S. Term Loan (Non-Extending), 2.24%, 1/26/14	USD	126	$122,767
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Tranche B Term Loan, 6.25%, 9/22/18		2,500	2,504,700
Ceridian Corp, U.S. Term Loan, 3.26% - 3.38%, 11/09/14		3,884	3,445,214
Coinmach Service Corp., Term Loan, 3.25% - 3.32%, 11/14/14		5,299	4,710,687
DynCorp International, Inc., Term Loan, 6.25% - 6.75%, 7/07/16		1,437	1,405,176
Harland Clarke Holdings Corp. (FKA Clarke American Corp.), Tranche B Term Loan, 2.76% - 2.87%, 6/30/14		615	518,301
The Hertz Corp., Tranche B Term Loan, 3.75%, 3/11/18		1,468	1,449,735
Infogroup, Inc., Term B Loan, 5.75%, 5/26/18		2,002	1,917,354
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		9,839	9,166,255
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		3,532	3,390,960
Safway Services LLC, First Out Tranche Loan, 9.00%, 12/18/17		1,500	1,500,000
The ServiceMaster Co.:
Closing Date Loan, 2.75% - 2.83%, 7/24/14		5,505	5,208,410
Delayed Draw Term Loan, 2.76%, 7/24/14		548	518,680
Synagro Technologies, Inc., Term Loan (First Lien), 2.25% - 2.26%, 4/02/14		3,054	2,577,074
Tomkins LLC/Tomkins, Inc. (FKA Pinafore LLC/Pinafore, Inc.), Term B-1 Loan, 4.25%, 9/29/16		6,348	6,294,982

			50,962,701
Communications Equipment – 0.6%
Commscope, Inc., Term Loan, 5.00%, 1/14/18		4,696	4,672,795
Computers & Peripherals – 0.4%
CDW LLC (FKA CDW Corp.), Non-Extended Term Loan, 3.75%, 10/10/14		2,882	2,767,936
Consumer Finance – 1.0%
Trans Union LLC, Replacement Term Loan, 4.75%, 2/10/18		7,432	7,394,853
Containers & Packaging – 0.5%
Sealed Air Corp., Term B Advance, 4.75%, 10/03/18		3,950	3,980,455
Diversified Financial Services – 6.8%
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		3,798	3,801,875
HarbourVest Partners LP, Term Loan, 6.25%, 12/19/16		3,199	3,182,688
International Lease Finance Corp. (Delos Aircraft, Inc.), Term Loan 1, 6.75%, 3/17/15		175	175,175
iPayment, Inc., Term Loan, 5.75%, 5/08/17		2,663	2,605,188
Marsico Parent Co. LLC, Term Loan, 5.25% - 5.44%, 12/15/14		238	90,134
Matrix Acquisition Corp. (MacDermid, Inc.), Tranche C Term Loan, 3.38%, 4/12/14	EUR	924	1,194,818
Mattamy Funding Partnership, Loan, 2.81%, 4/11/13	USD	384	353,522
Navistar Financial Corp., Term Loan, 4.56%, 12/16/12		2,079	2,068,394

Floating Rate Loan Interests (c)	Par (000)		Value
Diversified Financial Services (concluded)
Nuveen Investments, Inc.:
Extended First-Lien Term Loan, 5.87% - 6.00%, 5/13/17	USD	5,496	$5,204,453
First-Lien Incremental Term Loan, 7.25%, 5/13/17		400	391,500
Non-Extended First-Lien Term Loan, 3.37% - 3.42%, 11/13/14		2,079	1,960,713
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%, 2/09/18		7,126	6,998,504
Tranche C Term Loan, 5.25% - 6.50%, 8/09/18		8,650	8,494,300
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		11,020	9,553,018
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B-1 Loan (First Lien), 4.50%, 11/03/16		3,973	3,949,378

			50,023,660
Diversified Telecommunication Services – 8.3%
Atlantic Broadband Finance LLC, Tranche B Term Loan, 4.00%, 3/08/16		1,874	1,815,454
Avaya, Inc.:
Term B-1 Loan, 3.26%, 10/24/14		2,338	2,171,110
Term B-3 Loan, 5.01%, 10/26/17		585	515,433
Bresnan Broadband Holdings LLC, Term B Loan, 4.50%, 12/14/17		6,798	6,627,689
Digicel International Finance Ltd., U.S. Term Loan (Non Rollover), 2.88%, 3/30/12		209	208,261
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 10/28/15		3,476	3,495,144
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/15/15		2,198	1,920,991
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		17,952	17,712,953
Knology, Inc., Term B Loan, 4.00%, 8/18/17		1,406	1,369,039
Level 3 Financing, Inc.:
Tranche A Term Loan, 2.65%, 3/13/14		4,675	4,388,656
Tranche B II Term Loan, 5.75%, 9/01/18		6,800	6,579,000
Tranche B III Term Loan, 5.75%, 9/01/18		6,425	6,216,187
Telesat Canada:
U.S. Term I Loan, 3.26%, 10/31/14		2,229	2,174,644
U.S. Term II Loan, 3.26%, 10/31/14		191	186,802
U.S. Telepacific Corp., Term Loan Advance, 5.75%, 2/23/17		4,457	4,210,280
West Corp.:
Term B-4 Loan, 4.58% - 4.67%, 7/15/16		816	807,889
Term B-5 Loan, 4.58% - 4.67%, 7/15/16		541	535,749

			60,935,281
Electric Utilities – 1.0%
Mach Gen LLC, Synthetic L/C Loan (First Lien), 0.12% - 2.25%, 2/22/13		69	62,087
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.75%, 10/10/17		11,080	7,214,046

			7,276,133
Electronic Equipment, Instruments & Components – 0.0%
Flextronics International Ltd.:
A-2 Delayed Draw Loan, 2.51%, 10/01/14		34	33,311

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Electronic Equipment, Instruments & Components (concluded)
A-3 Delayed Draw Loan, 2.50%, 10/01/14	USD	40	$38,863

			72,174
Energy Equipment & Services – 0.5%
Equipower Resources Holdings LLC, Term B Facility, 5.75%, 1/26/18		3,974	3,934,732
Food & Staples Retailing – 1.4%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 0.00% - 3.63%, 7/06/15	GBP	2,925	4,082,169
Dunkin’ Brands, Inc., Term B-2 Loan, 4.00%, 11/23/17	USD	3,637	3,577,179
U.S. Foodservice, Inc., Term Loan, 2.75% - 2.76%, 7/03/14		3,179	2,886,262

			10,545,610
Food Products – 3.0%
B&G Foods, Inc., Tranche B Term Loan, 4.50%, 11/30/18		770	770,323
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18		7,279	6,878,879
Dole Food Co., Inc., Tranche B-2 Term Loan, 5.00% - 6.00%, 7/08/18		1,489	1,478,387
Michael Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term B Facility, 4.25%, 2/25/18		644	634,435
Pierre Foods, Inc., Loan (First Lien), 7.00%, 9/30/16		6,207	6,168,683
Pinnacle Foods Finance LLC:
Term Loan, 2.75% - 2.87%, 4/02/14		798	782,734
Tranche D Term Loan, 6.00%, 4/02/14		2,182	2,181,703
Solvest, Ltd. (Dole), Tranche C-2 Term Loan, 5.00% - 6.00%, 7/08/18		2,765	2,745,575
Wm. Bolthouse Farms, Inc., Term Loan (First Lien), 5.50% - 5.75%, 2/11/16		454	450,871

			22,091,590
Health Care Equipment & Supplies – 2.6%
Biomet, Inc., Dollar Term Loan, 3.26% - 3.36%, 3/25/15		2,105	2,027,347
Capsugel Holdings U.S., Inc., Initial Term Loan, 5.25%, 8/01/18		3,500	3,496,710
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/22/16		2,905	2,844,117
DJO Finance LLC (ReAble Therapeutics Finance LLC), Term Loan, 3.26%, 5/20/14		2,430	2,339,192
Immucor, Inc., Term B Loan, 7.25%, 8/19/18		5,220	5,238,270
Kinetic Concepts, Inc., Dollar Term B-1 Loan, 7.00%, 5/04/18		3,335	3,350,641

			19,296,277
Health Care Providers & Services – 3.6%
CHS/Community Health Systems, Inc.:
Extended Term Loan, 3.76% - 4.02%, 1/25/17		1,024	988,363
Non-Extended Delayed Draw Term Loan, 2.51%, 7/25/14		151	145,860
Non-Extended Term Loan, 2.51% - 2.77%, 7/25/14		2,942	2,835,813
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		3,424	3,407,004

Floating Rate Loan Interests (c)	Par (000)		Value
Health Care Providers & Services (concluded)
Drumm Investors LLC (AKA Golden Living), Term Loan, 5.00%, 5/04/18	USD	1,831	$1,579,571
Emdeon, Inc., Term B Loan, 6.75%, 11/02/18		4,640	4,653,224
Emergency Medical Services Corp., Initial Term Loan, 5.25% - 6.00%, 5/25/18		3,958	3,834,608
HCA, Inc.:
Tranche B-2 Term Loan, 3.62%, 3/31/17		825	782,273
Tranche B-3 Term Loan, 3.62%, 5/01/18		150	141,771
Health Management Associates, Inc., Term B Loan, 4.50%, 11/16/18		2,825	2,812,061
Iasis Healthcare LLC, Term B Loan, 5.00%, 5/03/18		2,478	2,381,233
Renal Advantage Holdings, Inc., Tranche B Term Loan, 5.75%, 12/17/16		2,680	2,673,051
Vanguard Health Holding Co. II LLC (Vanguard Health System, Inc.), Initial Term Loan, 5.00%, 1/29/16		390	383,663

			26,618,495
Health Care Technology – 0.7%
IMS Health, Inc., Tranche B Dollar Term Loan (2011), 4.50%, 8/26/17		3,278	3,267,389
MedAssets, Inc., Term Loan, 5.25%, 11/16/16		2,192	2,167,576

			5,434,965
Hotels, Restaurants & Leisure – 3.6%
Academy Ltd., Initial Term Loan, 6.00%, 8/03/18		4,500	4,417,515
Ameristar Casinos, Inc., B Term Loan, 4.00%, 4/16/18		1,114	1,107,043
Boyd Gaming Corp., Increased Term Loan, 6.00%, 12/17/15		1,765	1,741,473
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-1 Loan, 3.42%, 1/28/15		650	554,535
Term B-3 Loan, 3.32% - 3.42%, 1/28/15		10,305	8,791,296
Term B-4 Loan, 9.50%, 10/31/16		3,123	3,075,878
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17		3,162	3,140,799
Six Flags Theme Parks, Inc., Tranche B Term Loan, 5.25% - 6.00%, 6/30/16		3,822	3,801,947

			26,630,486
Independent Power Producers & Energy Traders – 1.4%
The AES Corp., Initial Term Loan, 4.25%, 6/01/18		4,228	4,179,944
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16		2,742	2,737,425
Dynegy Power LLC, Term Loan, 9.25%, 8/05/16		3,478	3,502,775

			10,420,144
Insurance – 0.4%
CNO Financial Group, Inc., B-1 Loan, 6.25%, 9/30/16		2,927	2,912,014
Internet Software & Services – 0.3%
Web.com Group, Inc., Term Loan (First Lien), 7.00%, 10/27/17		2,605	2,298,913
IT Services – 0.4%
Neustar, Inc., Term Advance, 5.00%, 11/08/18		2,610	2,607,781

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Life Sciences Tools & Services – 0.6%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), Term Loan, 6.25%, 12/05/18	USD	4,175	$4,116,091
Machinery – 1.4%
BakerCorp International, Inc. (FKA B-Corp. Holdings, Inc.), Term Loan, 5.00%, 6/01/18		2,180	2,154,473
Sensata Technology BV/Sensata Technology Finance Co. LLC, Term Loan, 4.00%, 5/12/18		4,617	4,551,134
Terex Corp.:
Euro Term Loan, 6.03%, 4/28/17	EUR	415	546,486
U.S. Term Loan, 5.50%, 4/28/17	USD	3,000	2,992,500

			10,244,593
Media – 7.3%
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		3,789	3,757,686
Catalina Marketing Corp., Initial Term Loan, 3.01%, 10/01/14		718	681,402
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.51%, 7/03/14		3,227	2,725,221
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,263	1,163,903
Charter Communications Operating LLC:
Term B-2 Loan, 7.25%, 3/06/14		38	37,946
Term C Loan, 3.62%, 9/06/16		4,253	4,172,952
Clear Channel Communications, Inc., Tranche B Term Loan, 3.91%, 1/29/16		6,230	4,635,494
Cumulus Media Holdings, Inc., Term Loan (First Lien), 5.75%, 9/16/18		3,100	3,016,052
Gray Television, Inc., Term Loan B, 3.75%, 12/31/14		3,672	3,584,326
HMH Publishing Co. Ltd. (AKA Education Media), Tranche A Term Loan, 6.44%, 6/12/14		3,171	2,179,937
Mediacom Illinois LLC (FKA Mediacom Communications LLC), Tranche D Term Loan, 5.50%, 3/31/17		2,235	2,196,123
Newsday LLC:
Fixed Rate Term Loan, 10.50%, 8/01/13		800	823,000
Floating Rate Term Loan, 6.65%, 8/01/13		2,500	2,515,625
Nielsen Finance LLC, Class B Dollar Term Loan, 4.00%, 5/02/16		4,247	4,133,698
Sinclair Television Group, Inc., New Tranche B Term Loan, 4.00%, 10/28/16		1,373	1,366,841
Sunshine Acquisition Ltd. (AKA HIT Entertainment), Term Facility, 5.50%, 6/01/12		3,560	3,510,243
TWCC Holding Corp., Term Loan (2011), 4.25%, 2/11/17		3,714	3,693,046
Univision Communications, Inc., Extended First-Lien Term Loan, 4.51%, 3/31/17		4,728	4,230,657
UPC Financing Partnership:
Facility AB, 4.75%, 12/31/17		1,365	1,332,581
Facility T, 3.87%, 12/30/16		300	290,958
Facility U, 0.00% - 5.37%, 12/31/17	EUR	2,885	3,632,328

			53,680,019
Metals & Mining — 1.9%
Novelis, Inc., Term Loan, 3.75%, 3/10/17	USD	6,964	6,838,822
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 4.00%, 4/02/18		6,944	6,809,376

			13,648,198

Floating Rate Loan Interests (c)	Par (000)		Value
Multiline Retail – 0.3%
Hema Holding BV:
Facility B, 3.36%, 7/06/15	EUR	846	$1,011,113
Facility C, 4.11%, 7/05/16		846	1,016,797

			2,027,910
Oil, Gas & Consumable Fuels – 2.1%
CCS, Inc. (1331826 Alberta ULC), Term Loan, 3.37%, 11/14/14	USD	3,908	3,565,009
Gibson Energy ULC, Term Loan, 5.75%, 6/15/18		3,392	3,378,782
MEG Energy Corp., Initial Term Loan, 4.00%, 3/18/18		5,450	5,389,669
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		2,937	2,922,714

			15,256,174
Paper & Forest Products – 0.1%
NewPage Corp., Term Loan (DIP), 8.00%, 3/08/13		975	978,656
Pharmaceuticals – 3.3%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term Loan, 5.50%, 2/10/17		4,601	4,376,473
Endo Pharmaceuticals Holdings, Inc., Term Loan B 2011, 4.00%, 6/17/18		2,482	2,476,887
inVentiv Health, Inc. (FKA Ventive Health, Inc):
Consolidated Term Loan, 6.50%, 8/04/16		5,456	5,328,238
Term B-3 Loan, 6.75%, 5/15/18		2,355	2,301,524
Quintiles Transnational Corp., Term B Loan, 5.00%, 6/08/18		3,302	3,202,673
RPI Finance Trust, 6.75 Year Term Loan, 4.00%, 5/09/18		2,494	2,476,094
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18		886	871,434
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18		1,772	1,742,868
WC Luxco S.à r.l. (Warner Chilcott), Term B-3 Loan, 4.25%, 3/15/18		1,218	1,198,222

			23,974,413
Real Estate Investment Trusts (REITs) – 0.5%
iStar Financial, Inc., Tranche A-1 Loan, 5.00%, 6/28/13		4,095	4,040,047
Real Estate Management & Development – 1.4%
Realogy Corp.:
Delayed Draw Term B Loan, 3.44%, 10/10/13		4,540	4,198,023
Extended (First Lien) Term Loan, 4.69%, 10/10/16		5,352	4,736,639
Extended Synthetic Commitment, 0.12% - 4.40%, 10/10/16		222	196,527
Non-Extended (First Lien) Term Loan, 3.44%, 10/10/13		1,533	1,417,283
Non-Extended Synthetic Commitment, 0.12% - 3.15%, 10/10/13		163	150,827

			10,699,299
Semiconductors & Semiconductor Equipment – 0.7%
Freescale Semiconductor, Inc., Extended Maturity Term Loan, 4.50%, 12/01/16		2,692	2,540,320
Microsemi Corp., Term Loan B, 5.75%, 2/02/18		1,155	1,152,840

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value
Semiconductors & Semiconductor Equipment (concluded)
NXP BV/NXP Funding LLC, Tranche A-2 Term Loan add on, 5.50%, 3/03/17	USD	1,700	$1,630,946

			5,324,106
Software – 3.6%
Blackboard, Inc., Term Loan (First Lien), 7.50%, 10/04/18		1,000	949,170
First Data Corp.:
2018 Dollar Term Loan, 4.26%, 3/26/18		15,083	12,591,702
Non Extending B-1 Term Loan, 3.01%, 9/24/14		1,658	1,468,082
Non Extending B-2 Term Loan, 3.01%, 9/24/14		310	274,462
Non Extending B-3 Term Loan, 3.01%, 9/24/14		663	586,769
Interactive Data Corp., Term B Loan, 4.50%, 2/11/18		6,617	6,484,415
Rovi Solutions Corp./Rovi Guides, Inc., Tranche B Loan, 4.00%, 2/07/18		2,189	2,171,225
Vertafore, Inc., Term Loan (First Lien), 5.25%, 7/29/16		1,738	1,697,587

			26,223,412
Specialty Retail – 3.2%
General Nutrition Centers, Inc., Tranche B Term Loan, 4.25%, 3/02/18		3,324	3,246,207
J. Crew Group, Inc., Loan, 4.75%, 3/07/18		2,284	2,097,989
Jo-Ann Stores, Inc., Loan, 4.75%, 3/16/18		1,272	1,201,855
Michaels Stores, Inc.:
B-1 Term Loan, 2.63% - 2.69%, 10/31/13		755	733,125
B-2 Term Loan, 4.88% - 4.94%, 7/31/16		5,020	4,881,831
The Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/18		1,090	1,047,457
PetCo Animal Supplies, Inc., New Loan, 4.50%, 11/24/17		4,595	4,457,295
Toys ‘R’ Us Delaware, Inc., Initial Loan, 6.00%, 9/01/16		5,786	5,703,590

			23,369,349
Textiles, Apparel & Luxury Goods – 0.2%
Burlington Coat Factory Warehouse Corp., Term B Loan, 6.25%, 2/23/17		1,770	1,720,407
Wireless Telecommunication Services – 1.1%
MetroPCS Wireless, Inc., Tranche B-3 Term Loan, 4.00% - 4.06%, 3/19/18		2,079	2,012,024
Vodafone Americas Finance 2, Inc.:
Initial Loan, 0.00% - 6.88%, 8/11/15		268	266,913
New Series A Loans, 6.25%, 7/11/16		5,800	5,829,000

			8,107,937
Total Floating Rate Loan Interests – 83.5%			615,274,884

Other Interests (d)	Beneficial Interest (000)		Value
Chemicals – 0.0%
Wellman Holdings, Inc.		8,250	83

Other Interests (d)	Beneficial Interest (000)	Value
Diversified Financial Services – 0.3%
JGW SPV, LLC (J.G. Wentworth LLC Preferred Equity Interests) (e)	USD 1	$2,232,001
Total Other Interests – 0.3%		2,232,084

Warrants (f)	Shares	Value
Media – 0.0%
New Vision Holdings LLC:
(issued 3/21/11, Expires 9/30/14, strike price $25)	7,419	74
(issued 3/21/11, Expires 9/30/14, strike price $29.40)	41,217	412
Total Warrants – 0.0%		486
Total Long-Term Investments (Cost – $732,157,141) – 96.4%		710,622,009

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (g)(h)	31,066,891	31,066,891
Total Short-Term Securities (Cost – $31,066,891) – 4.2%		31,066,891
Total Investments (Cost – $763,224,032*) – 100.6%		741,688,900
Liabilities in Excess of Other Assets – (0.6)%		(4,760,985)

Net Assets – 100.0%		$736,927,915

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$758,881,737

Gross unrealized appreciation.	$4,264,869
Gross unrealized depreciation.	(21,457,706)

Net unrealized depreciation	$(17,192,837)

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Wholly owned subsidiary.
(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2011

Schedule of Investments (continued)	BlackRock Floating Rate Income Portfolio

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	55,656,029	(24,589,138)	31,066,891	$10,542

(h)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased	Currency Sold		Counter- party	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,631,305	GBP	2,330,000	Citibank, N.A.	1/18/12	$(22,587)
USD 219,801	GBP	140,000	Citibank, N.A.	1/18/12	–
EUR 1,090,000	USD	1,473,280	Deutsche Bank AG	1/25/12	(7,829)
USD 11,893,750	EUR	8,650,000	Citibank, N.A.	1/25/12	264,252
Total					$233,836

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$268,122	–	$26,976	$295,098
Corporate Bonds	–	$92,819,457	–	92,819,457
Floating Rate Loan Interests	–	589,590,676	25,684,208	615,274,884
Other Interests	–	–	2,232,084	2,232,084
Warrants	–	–	486	486
Short-Term Securities	31,066,891	–	–	31,066,891
Total	$31,335,013	$682,410,133	$27,943,754	$741,688,900

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$264,252	–	$264,252
Liabilities:
Foreign currency exchange contracts	–	(30,416)	–	(30,416)
Total	–	$233,836	–	$233,836

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2011	7

Schedule of Investments (concluded)	BlackRock Floating Rate Income Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Balance, as of August 31, 2011	$31,950	$4,555,673	$32,652,149	$2,196,077	$486	$39,436,335
Accrued discounts/premiums	–	(27,423)	15,991	–	–	(11,432)
Net realized gain (loss)	9,298	(12,040,731)	(209,288)	–	–	(12,240,721)
Net change in unrealized appreciation/depreciation[2]	(4,459)	12,337,264	178,106	35,924	–	12,546,835
Purchases	–	–	–	83	–	83
Sales	(9,813)	(4,824,783)	(2,793,292)	–	–	(7,627,888)
Transfers in3	–	–	15,721,373	–	–	15,721,373
Transfers out[3]	–	–	(19,880,831)	–	–	(19,880,831)
Balance, as of November 30, 2011	$26,976	–	$25,684,208	$2,232,084	$486	$27,943,754
[2]	The change in unrealized appreciation/depreciation on investments still held at November 30, 2011 was $182,863.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: January 23, 2012